Loss Per Share (Tables)	6 Months Ended
Mar. 31, 2019
Loss Per Share [Abstract]
Calculation of Basic and Diluted Loss per Share
The components of the calculation of basic and diluted loss per share in each of the six-month periods ended March 31, 2018 and 2019 are as follows:

	Six months ended March 31,
	2018	2019
Net income and comprehensive income	160,644	332,411
Less: Cumulative dividend on Series A Preferred Shares	(658,125)	(1,285,245)
Net loss and comprehensive loss available to common shareholders	(497,481)	(952,834)
Weighted average number of common shares outstanding, basic and diluted	2,400,00000	2,400,000
Loss per common share, basic and diluted	(0.21)	(0.40)